Cover	Jun. 15, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed by RumbleOn, Inc. (the “Company”) to amend the Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission (the “SEC”) on June 16, 2023 (the “Initial Form 8-K”), solely to supplement the Company’s disclosure under Item 5.02 of the Initial Form 8-K to provide a description of the terms of the employment agreement entered into between the Company and Mark Tkach on August 16, 2023, effective as of June 15, 2023, (the “Tkach Employment Agreement”) and to attach the Tkach Employment Agreement as an exhibit. This Amendment does not otherwise modify or update any other disclosures in the Initial Form 8-K.
Document Period End Date	Jun. 15, 2023
Entity File Number	001-38248
Entity Registrant Name	RumbleOn, Inc.
Entity Central Index Key	0001596961
Entity Tax Identification Number	46-3951329
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	901 W. Walnut Hill Lane
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	214
Local Phone Number	771-9952
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Trading Symbol	RMBL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false